OPERATING LEASES - Summary of Operating Lease Payments (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Operating Leases, Future Minimum Payments Receivable [Abstract]
2023	$ 3,501
2024	2,112
2025	1,873
2026	1,929
2027	1,987
Thereafter	12,426
Total minimum lease payments to be received	$ 23,828